Leases	6 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases

Note 9 – Leases

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty.

In May 2022, the Company entered another lease agreement for office space in New York from July 1, 2022 through June 30, 2023, with a rental fee of $2,886 per month. The Company ended the lease on June 30, 2023

In June 2022, the Company entered another lease agreement for office space in Dubai, United Arab Emirates from July 15, 2022 through July 14, 2023, with a rental fee of $7,829 per month. The Company ended the lease on July 14, 2023. The Company did not recognize the operating lease ROU assets and lease liabilities on the balance sheet as this lease has an initial term of 12 months or less.

In July 2023, the Company entered a lease agreement for office space in Dubai, United Arab Emirates from August 4, 2023 through August 3, 2025, with a rental fee of $8,621 per month. The Company recognized the operating lease ROU assets and lease liabilities on lease inception on August 4, 2023.

The components of the lease expenses consist of the following:

	For Six Months Ended
	December 31, 2023	December 31, 2022
	(Unaudited)	(Unaudited)
Operating lease cost
Lease expenses	$43,107	$-
Lease expenses – short-term	558	63,000
Total lease expenses	$43,665	$63,000

Weighted-average remaining term and discount rate related to leases were as follows:

	As of December 31, 2023	As of June 30, 2023

Weighted-average remaining term
Operating lease	1.59 year	-
Weighted-average discount rate
Operating lease	4.17%	-%

The Company’s commitments for minimum lease payment under these operating leases as of December 31, 2023 are as follows:

Twelve months Ending December 31,	Operating Lease Amount
2024	$146,564
Thereafter	60,350
Total minimum lease payments	206,914
Less: discount	(5,556)
Present value of minimum lease payments	$201,358